Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 24, 2023	Jun. 30, 2022
Document and Entity Information [Abstract]
Amendment Flag	false
Document Type	10-K
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Transition Report	false
Entity File Number	000-16120
Entity Registrant Name	SECURITY FEDERAL CORPORATION
Entity Incorporation, State or Country Code	SC
Entity Tax Identification Number	57-0858504
Entity Address, Address Line One	238 Richland Avenue Northwest
Entity Address, City or Town	Aiken
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29801
City Area Code	803
Local Phone Number	641-3000
Title of 12(g) Security	Common Stock
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		3,253,210
Trading Symbol	SFDL
Entity Public Float			$ 50,198,148
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0000818677
Auditor Name	Elliott Davis, LLC
Auditor Firm ID	149
Auditor Location	Columbia, South Carolina